Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

(7)   Goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2019 were as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2018	Combination	differences	31/12/2019
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,682	—	425	8,107
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,114	(4,278)	5,060	255,896
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,271	—	201	9,472
Grifols Therapeutics, Inc. (USA)	Bioscience	1,940,776	—	38,902	1,979,678
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,550,256	—	50,694	2,600,950
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	24,376
Goetech LLC (USA)	Hospital	58,945	—	1,181	60,126
Haema AG (Germany)	Bioscience	171,134	18,880	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	139,042	10,943	2,963	152,948
Interstate Blood Bank, Inc. (USA)	Bioscience	—	172,663	199	172,862
		5,209,230	198,208	99,625	5,507,063
			(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2020 are as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2019	Combination	Disposals	differences	31/12/2020
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,107	—	—	(433)	7,674
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,896	—	—	(21,105)	234,791
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,472	—	—	66	9,538
Grifols Therapeutics, Inc. (USA)	Bioscience	1,979,678	—	—	(163,274)	1,816,404
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,600,950	—	(12,902)	(211,070)	2,376,978
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	60,126	—	—	(4,959)	55,167
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma,Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	152,948	—	—	(12,614)	140,334
Interstate Blood Bank, Inc. (USA)	Bioscience	172,862	—	—	(14,383)	158,479
Plasmavita Healthcare GmbH (Germany)	Bioscience	—	9,987	—	—	9,987
Alkahest,Inc (USA)	Others	—	74,372	—	(2,462)	71,910
Green Cross Biotherapeutics,Inc. (Canada)	Bioscience	—	133,443	—	1,126	134,569
Green Cross America Inc.(USA)	Bioscience	—	51,299	—	(1,883)	49,416
		5,507,063	269,101	(12,902)	(430,991)	5,332,271
			(See note 3)

Impairment testing:

As a result of the acquisition of Talecris in 2011, and for impairment testing purposes, the Group combines the CGUs allocated to the Bioscience segment, grouping them together at segment level, because substantial synergies were expected to arise on the acquisition of Talecris, and due to the vertical integration of the business and the lack of an independent organized market for the products. Because the synergies benefit the Bioscience segment globally they cannot be allocated to individual CGUs. The Bioscience segment represents the lowest level to which goodwill is allocated and is subject to control by Group management for internal control purposes.

As a result of the acquisition of Novartis’ Diagnostic business unit in 2014, the Group decided to combine Araclon, Progenika, Australia and Hologic’s share of NAT (later acquired) donor screening unit acquisition into a single CGU for the Diagnostic business as the acquisition is supporting not only the vertically integration business but also cross-selling opportunities. In addition, for management purposes, the Group’s management is focused on the business more than geographical areas or individual companies.

Due to the acquisition of an additional 40% stake in Kiro Grifols S.L. and a 51% stake in Goetech LLC (Medkeeper), the Group decided to group Kiro Grifols S.L., Laboratorios Grifols S.A. and Medkeeper into a single CGU for the Hospital business since the acquisitions are supporting cross-selling opportunities.

The CGUs established by management are:

•Bioscience

•Diagnostic

•Hospital

The COVID-19 pandemic has caused unprecedented turmoil in the global economy, the breadth and duration of which remain unknown. While some industries and companies may be more vulnerable than others, the effects of the pandemic have affected social and economic behavior, increasing the overall uncertainty.

Our products from Bioscience CGU are considered lifesaving and have been identified as a strategic industry for most governments and therefore are prevented from being suspended. However, at the preparation date of the financial statements, Grifols has estimated a temporary impact derived from COVID-19 (see note 34).

The recoverable amount of the Bioscience CGU and Hospital CGU has been calculated based on its value in use calculated as the present value of the future cash flows approved by the management discounted at a discount rate considering the related inherent risk.

In the current uncertain environment, the recoverable amount calculations of the Bioscience and Hospital CGU use expected cash flow projections for five and six years respectively, based on two different scenarios considered in respect of COVID-19 impact (base case and worst case) and the assigned weighting of these scenarios according to the following details:

	Main assumption	Assigned weighting
Base case	Gradual recovery in 2021	70%
Worst case	Total recovery in 2022	30%

The recoverable amount of the Diagnostic CGU has been calculated based on its fair value less costs of disposal calculated as the present value of the future cash flows for five years approved by management discounted at a discount rate considering the related inherent risk. In 2019, the fair value less costs of disposal was calculated considering the EBITDA multiple, defined as Operating Result before Interests, Tax and Amortization and Depreciation, used in connection with the agreement for the acquisition of a 45% stake in Grifols Diagnostic Solutions, Inc. by Shanghai RAAS blood products Co, Ltd.

In contrast to the Bioscience and Hospital CGUs, new opportunities have arisen from the COVID-19 pandemic which have offset the potential negative impact deriving therefrom. Therefore, the recoverable amount of the Diagnostic CGU has not been calculated using expected cash flow projections based on different scenarios considered in respect of the COVID-19 impact since the different resulting scenarios would be similar in terms of figures.

Management has determined the gross margin based on past experience and the current situation derived from the COVID-19 pandemic, investments in progress which would imply significant growth in production capacity and its forecast international market development.

Cash flows estimated as of the year in which stable growth in the CGU has been reached are extrapolated using the estimated growth rates indicated below. Perpetual growth rates are consistent with the forecasts included in industry reports.

The key assumptions used in impairment testing of the CGUs for 2019 were as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA multiple

Bioscience	2%	8.80%	—
Diagnostic	—	—	14.5x
Hospital	1.50%	10.80%	—

The key assumptions used in impairment testing of the CGUs for 2020 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	1.9%	8.9%
Diagnostic	1.9%	9.5%
Hospital	1.4%	10.8%

The discount rate used reflects specific risks relating to the CGUs and the countries in which they operate. The main assumptions used for determining the discount rate are as follows:

•Risk free rate: normalized government bonds at 10 years

•Market risk premium: premium based on market research

•Unlevered beta: average market beta

•Debt to equity ratio: average market ratio

In 2020, the reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Hospital	+/-100 bps	+/-100 bps

In 2019, the reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA Margin

Bioscience	+/- 50 bps	+/- 50 bps	—
Diagnostic	—	—	+/- 250 bps
Hospital	+/- 50 bps	+/- 50 bps	—

The reasonably possible changes in key assumptions considered by management in the calculation of the Bioscience and Diagnostic CGU’s recoverable amount would not cause the carrying amount of the respective CGU to exceed its recoverable amount.

The reasonably possible changes in key assumptions considered by management in the calculation of the Hospital CGU's recoverable amount would cause the carrying amount to exceed its recoverable amount as follows:

	Perpetual Growth rate	Pre-tax discount rate
	-100bps	+100bps
Potential impairment	3.5%	11.7%

At 31 December 2020 Grifols’ stock market capitalization totals Euros 14,207 million (Euros 18,831 million at 31 December 2019).